Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Mandatorily redeemable preferred stock shares authorized	2,500	2,500	2,500
Mandatorily redeemable preferred stock par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series i preferred mandatorily redeemable preferred stock, shares issued	2,025	2,025	1,000
Series i preferred mandatorily redeemable preferred stock, shares outstanding	2,025	2,025	1,000
Mandatorily redeemable preferred stock, liquidation preference value	$ 2,215	$ 2,196	$ 1,065
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Series j preferred preferred stock, shares issued	125	125	0
Series j preferred preferred stock, shares outstanding	125	125	0
Liquidation preference stock	$ 125	$ 125	$ 0
Common stock, shares authorized	3,895,000,000	3,895,000,000	3,895,000,000
Common stock, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares, issued	16,944,874	8,815,825	169,531,322
Common stock, shares, outstanding	16,944,874	8,815,825	169,531,322